Earnings/(Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of (losses) earnings per share
The components of the numerator for the calculation of basic and diluted EPS/(LPS) are as follows:

	Six months ended June 30,
(in thousands of $)	2024	2023
Net income/(loss) net of non-controlling interests - continuing operations - basic and diluted	81,127	(106,701)
Net income net of non-controlling interests - discontinued operations - basic and diluted	—	293
The components of the denominator for the calculation of basic and diluted EPS/(LPS) are as follows:

	Six months ended June 30,
(in thousands of $)	2024	2023
Basic:
Weighted average number of common shares outstanding	104,278	107,337

Dilutive:
Dilutive impact of share options and RSUs (1)	724	618
Weighted average number of common shares outstanding	105,002	107,955

EPS/(LPS) per share are as follows:

	Six months ended June 30,
	2024	2023
Basic EPS/(LPS) from continuing operations	$0.78	$(0.99)
Diluted EPS/(LPS) from continuing operations (1)	$0.77	$(0.99)
Basic and diluted EPS from discontinued operations	$—	0.00
(1) The effects of stock awards have been excluded from the calculation of diluted LPS from continuing operations for the six months ended June 30, 2023 because the effects were anti-dilutive.